Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
NORTHERN SMALL CAP CORE FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SMALL CAP CORE FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.84% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	12.84%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization companies. Small capitalization companies generally are considered to be those whose market capitalization is, at the time the Fund makes an investment, within the range of the market capitalization of companies in the Russell 2000® Index. Companies whose capitalization no longer meets this definition after purchase may continue to be considered small capitalization companies. As of May 29, 2015, the market capitalization of the companies in the Russell 2000 Index was between approximately $15 million and $11.8 billion. The size of companies in the Russell 2000 Index changes with market conditions. In addition, changes to the composition of the Russell 2000 Index can change the market capitalization range of companies in the Russell 2000 Index. The Fund is not limited to the stocks included in the Russell 2000 Index and may invest in other stocks that meet the criteria of the Fund’s investment adviser discussed below.

Using quantitative analysis (evaluation of financial data), the Fund’s investment adviser buys securities of small capitalization companies that it believes have favorable characteristics such as earnings quality and/or competitive returns on equity relative to their peers. The team may sell securities in order to maintain the desired portfolio characteristics of the Fund. In determining whether a company has favorable characteristics, the Fund’s investment adviser uses an evaluation process that includes, but is not limited to:
  Quantitative review of fundamental factors such as earnings metrics and capital deployment;
  Risk management analysis in which risk exposures are measured and managed at the security, sector and portfolio levels; and
  Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.
Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

			Frank Russell Company does not endorse any of the securities in the Russell 2000 Index. It is not a sponsor of the Small Cap Core Fund and is not affiliated with the Fund in any way.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	MARKET RISK is the risk that the value of equity securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

			As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

Effective February 17, 2010, the Fund’s investment strategy changed from an active small cap growth investment strategy to a quantitative small cap core investment style. The performance shown prior to that date represents performance of the Fund’s prior active small cap growth investment strategy.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

			Updated performance information for the Fund is available and may be obtained on the Fund’s web site at www.northernfunds.com or by calling 800-595-9111.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	* Year to date total return for the six months ended June 30, 2015 is 4.80%. For the periods shown in the bar chart above, the highest quarterly return was 18.82% in the second quarter of 2009, and the lowest quarterly return was (26.48)% in the fourth quarter of 2008.
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
NORTHERN SMALL CAP CORE FUND | NORTHERN SMALL CAP CORE FUND
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees	[1]	rr_ManagementFeesOverAssets	0.74%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.13%
Transfer Agent Fees	[1]	rr_Component1OtherExpensesOverAssets	0.02%
Other Operating Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	[1],[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[1],[3]	rr_ExpensesOverAssets	0.88%
Expense Reimbursement	[1],[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[3]	rr_NetExpensesOverAssets	0.77%
1 Year		rr_ExpenseExampleYear01	$ 79
3 Years		rr_ExpenseExampleYear03	270
5 Years		rr_ExpenseExampleYear05	477
10 Years		rr_ExpenseExampleYear10	$ 1,074
2005		rr_AnnualReturn2005	7.58%
2006		rr_AnnualReturn2006	17.75%
2007		rr_AnnualReturn2007	10.15%
2008		rr_AnnualReturn2008	(40.03%)
2009		rr_AnnualReturn2009	33.14%
2010		rr_AnnualReturn2010	25.58%
2011		rr_AnnualReturn2011	(2.49%)
2012		rr_AnnualReturn2012	17.12%
2013		rr_AnnualReturn2013	38.78%
2014		rr_AnnualReturn2014	6.54%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.80%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.82%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.48%)
1-Year		rr_AverageAnnualReturnYear01	6.54%
5-Year		rr_AverageAnnualReturnYear05	16.22%
10-Year		rr_AverageAnnualReturnYear10	8.98%
Since Inception		rr_AverageAnnualReturnSinceInception	7.43%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 1999
NORTHERN SMALL CAP CORE FUND | Return after taxes on distributions | NORTHERN SMALL CAP CORE FUND
Risk/Return:		rr_RiskReturnAbstract
1-Year		rr_AverageAnnualReturnYear01	5.22%
5-Year		rr_AverageAnnualReturnYear05	15.41%
10-Year		rr_AverageAnnualReturnYear10	8.60%
Since Inception		rr_AverageAnnualReturnSinceInception	6.68%
NORTHERN SMALL CAP CORE FUND | Return after taxes on distributions and sale of Fund shares | NORTHERN SMALL CAP CORE FUND
Risk/Return:		rr_RiskReturnAbstract
1-Year		rr_AverageAnnualReturnYear01	4.58%
5-Year		rr_AverageAnnualReturnYear05	13.05%
10-Year		rr_AverageAnnualReturnYear10	7.34%
Since Inception		rr_AverageAnnualReturnSinceInception	5.84%
NORTHERN SMALL CAP CORE FUND | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1-Year		rr_AverageAnnualReturnYear01	4.89%
5-Year		rr_AverageAnnualReturnYear05	15.55%
10-Year		rr_AverageAnnualReturnYear10	7.77%
Since Inception		rr_AverageAnnualReturnSinceInception	8.45%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
[4]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses; the compensation paid to each Independent Trustee of the Trust; expenses of third party consultants engaged by the Board of Trustees; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; expenses in connection with the negotiation and renewal of the revolving credit facility; and extraordinary expenses and interest) to the extent the "Total Annual Fund Operating Expenses" exceed 0.75%. The "Total Annual Fund Operating Expenses After Expense Reimbursement" may be higher than the contractual limitation as a result of the excepted expenses that are not reimbursed. This contractual limitation may not be terminated before July 31, 2016 without the approval of the Board of Trustees.